COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) ₪ in Thousands, $ in Thousands					1 Months Ended				6 Months Ended
	Feb. 08, 2022 ILS (₪)	Feb. 08, 2022 USD ($)	Jan. 06, 2015 ILS (₪)	Jan. 06, 2015 USD ($)	May 16, 2025 ILS (₪)	May 16, 2025 USD ($)	Mar. 20, 2022 ILS (₪)	Mar. 20, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Feb. 08, 2022 USD ($)
Operating Leased Assets [Line Items]
Bank guarantees									$ 17,342		$ 18,555
Litigation offset amount including VAT					₪ 2,177	$ 645
Income from OCS grants									826	$ 765
Damages sought by plaintiff			₪ 294,750	$ 87,411	₪ 1,122	$ 332	₪ 170,000	$ 50,415
Accrued unpaid royalties									2,709
Maximum future royalties commitment									10,120
Litigation settlement, loss									$ 1,162
Minimum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate									3
Maximum [Member]
Operating Leased Assets [Line Items]
Royalties calculation rate									4
Claim Against Station Enterprises Ltd Regarding Breach Of Lease Agreement [Member]
Operating Leased Assets [Line Items]
Bank guarantees	₪ 2,492											$ 739
Damages sought by plaintiff	₪ 1,200	$ 356